Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interests [Line Items]
Current assets	$ 8,302	$ 8,514
Current liabilities	3,546	3,314
Loss allocated to non-controlling interests	$ 43	$ 369	$ 736
Non-controlling interests [member] | Tyr Novo Ltd [Member]
Noncontrolling Interests [Line Items]
Non-controlling interests percentage	1.53%	2.40%
Non-current assets	$ 24	$ 9
Current assets	192	415
Current liabilities	(646)	(4,120)
Net assets	(430)	(3,696)
Net assets attributable to non-controlling interests	(7)	(89)
Loss for the year	2,847	3,688
Loss allocated to non-controlling interests	$ 43	$ 369